CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($) $ in Thousands		Total	Common Stock Class A Common Stock	Common Stock Class B Common Stock	APIC	Net Parent Investment	Accumulated Deficit
Beginning balance at Feb. 28, 2019		$ 77,478				$ 77,478
Net income (loss)		1,948				4,789	$ (2,841)
Net distributions to Emmis Communications Corp.		(8,349)				(8,349)
Allocated charges funded by Emmis Communications Corp.		2,193				2,193
Transaction adjustments from transactions amongst shareholders	[1]	(55,396)	$ 17	$ 54	$ 20,644	$ (76,111)
Transaction adjustments from transactions amongst shareholders, shares	[1]		1,666,667	5,359,753
Preferred stock dividends		(110)					(110)
Ending balance at Dec. 31, 2019		17,764	$ 17	$ 54	20,644		(2,951)
Ending balance (in shares) at Dec. 31, 2019			1,666,667	5,359,753
Net income (loss)		(26,753)					(26,753)
Adjustments relating to distribution of common shares, shares			16,596	53,444
Issuance of class A to employees, officers and directors		129	$ 1		128
Issuance of class A to employees, officers and directors, shares			102,617
Preferred stock dividends		(2,148)					(2,148)
Ending balance at Dec. 31, 2020		$ (11,008)	$ 18	$ 54	$ 20,772		$ (31,852)
Ending balance (in shares) at Dec. 31, 2020			1,785,880	5,413,197

[1]	See Note 1 for further discussion.